Loans (Recorded Investment In TDR Loans By Class) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 contract	Dec. 31, 2012 contract	Dec. 31, 2011 contract
Financing Receivable, Modifications [Line Items]
Total recorded investments, Number	7	14	8
Total recorded investments, Amount	$ 757	$ 1,648	$ 845
Commercial [Member]
Financing Receivable, Modifications [Line Items]
Total recorded investments, Number	0	2	1
Total recorded investments, Amount	0	771	54
Open-end home equity [Member]
Financing Receivable, Modifications [Line Items]
Total recorded investments, Number	1	2	0
Total recorded investments, Amount	130	134	0
1-4 family real estate (1st mortgages) [Member]
Financing Receivable, Modifications [Line Items]
Total recorded investments, Number	3	6	3
Total recorded investments, Amount	228	579	184
1-4 family real estate (Jr. mortgages) [Member]
Financing Receivable, Modifications [Line Items]
Total recorded investments, Number	0	2	0
Total recorded investments, Amount	0	15	0
Non-farm/non-residential real estate [Member]
Financing Receivable, Modifications [Line Items]
Total recorded investments, Number	3	0	4
Total recorded investments, Amount	399	0	607
Construction real estate [Member]
Financing Receivable, Modifications [Line Items]
Total recorded investments, Number	0	2	0
Total recorded investments, Amount	$ 0	$ 149	$ 0